CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,603	$ 9,746	$ 5,128
Prepaid expenses and other current assets	59	92	26
Total current assets	2,662	9,838	5,154
Property and equipment, net	382	431	193
Operating lease right-of-use asset	382	475	729
Other assets	34	34	360
Total assets	3,460	10,778	6,436
Current liabilities:
Accounts payable	6,345	7,805	1,192
Accrued clinical trials expenses	5,099	2,051	2,246
Accrued compensation	1,591	1,112	1,066
Other accrued expenses	1,871	740	697
Current portion of convertible notes at fair value, including related party amount of $38,834, $11,162 and $65,121 at December 31, 2022 and 2021, and June 30, 2023 (unaudited), respectively	73,433	70,866	15,603
Total current liabilities	88,339	82,574	20,804
Convertible notes at fair value, including related party amount of $23,132, $35,751 and $0 at December 31, 2022 and 2021, and June 30, 2023 (unaudited), respectively	60,932	60,426	70,762
Operating lease liability	130	242	524
Other liabilities			221
Total liabilities	149,401	143,242	92,311
Commitments and contingencies
Convertible preferred stock issuable in series, $0.0001 par value; 44,666,035 shares authorized; 21,257,708 shares issued and outstanding at December 31, 2022 and 2021, and June 30, 2023; liquidation preference of $141,920 at December 31, 2022 and December 31, 2021, and June 30, 2023	137,949	137,949	137,949
AEON Biopharma, Inc. stockholders' deficit:
Common stock, $0.0001 par value; 207,450,050 shares authorized; 138,848,177 shares issued and 138,825,356 shares outstanding at December 31, 2022 and 2021, and June 30, 2023	14	14	14
Additional paid-in capital	204,384	187,348	187,348
Accumulated deficit	(507,857)	(474,839)	(422,283)
Treasury stock, at cost, 22,821 shares at December 31, 2022, 2021, and June 30, 2023	(23)	(23)	(23)
Total AEON Biopharma, Inc. stockholders' deficit	(303,482)	(287,500)	(234,944)
Non-controlling interest	19,592	17,087	11,120
Total deficit	(283,890)	(270,413)	(223,824)
Total liabilities, convertible preferred stock and deficit	$ 3,460	$ 10,778	$ 6,436